Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ 137,422	$ 3,257,722	$ 1,924,202